Fair Values of Postretirement Benefit Plan Assets by Asset Class (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 8,114	¥ 6,305	¥ 5,351
Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	460	281
Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	966	816
Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,796	1,427
Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,533	2,775
Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,359	1,006
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,555	2,524
Level 1 | Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	460	281
Level 1 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	966	816
Level 1 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,796	1,427
Level 1 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	333
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	4,559	3,781
Level 2 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,200	2,775
Level 2 | Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 1,359	¥ 1,006